Stock-based compensation plans (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Weighted-average assumptions, used to determine the fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense
Risk-free interest rate	1.60%	2.08%	2.07%
Expected lives	6.64	6.49	6.23
Expected volatility	35.74%	33.70%	33.35%
Expected dividends	0.83%	0.99%	1.29%